UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Balanced Portfolio

The schedules are not audited.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 53.1%
		Consumer Discretionary: 6.9%
3,857		Aarons, Inc.	$114,707	0.0
3,585	@	Amazon.com, Inc.	3,178,246	0.7
16,931	L	American Eagle Outfitters, Inc.	237,542	0.1
12,437		Barratt Developments PLC	85,194	0.0
5,329	L	Big Lots, Inc.	259,416	0.1
5,794		Brunswick Corp.	354,593	0.1
3,806		Burberry Group PLC	82,136	0.0
10,064	@	Burlington Stores, Inc.	979,126	0.2
7,452		CalAtlantic Group, Inc.	279,077	0.1
1,241		Carter's, Inc.	111,442	0.0
12,194		CBS Corp. - Class B	845,776	0.2
4,796		Cheesecake Factory	303,875	0.1
10,744		Chico's FAS, Inc.	152,565	0.0
486	@	Christian Dior SE	112,814	0.0
2,210		Cie Generale des Etablissements Michelin	268,555	0.1
2,152		Cinemark Holdings, Inc.	95,420	0.0
49,758		Coach, Inc.	2,056,498	0.5
46,815		Comcast Corp. – Class A	1,759,776	0.4
305	L	Cracker Barrel Old Country Store, Inc.	48,571	0.0
12,608		Dana, Inc.	243,460	0.1
3,300		Denso Corp.	145,603	0.0
2,863		DeVry Education Group, Inc.	101,493	0.0
4,452		Dick's Sporting Goods, Inc.	216,634	0.1
36,616	@	Dish Network Corp. - Class A	2,324,750	0.5
11,799	@	Dollar Tree, Inc.	925,749	0.2
2,096		Domino's Pizza, Inc.	386,293	0.1
7,693		Electrolux AB	213,572	0.1
1,600	@	Ferrari NV	119,174	0.0
6,004	L	Flight Centre Travel Group Ltd.	132,440	0.0
13,216		Foot Locker, Inc.	988,689	0.2
6,400		Fuji Heavy Industries Ltd.	234,741	0.1
1,887	L	GameStop Corp.	42,552	0.0
11,431		Gentex Corp.	243,823	0.1
15,500		Hakuhodo DY Holdings, Inc.	184,373	0.0
640	@	Helen of Troy Ltd.	60,288	0.0
15,465		Home Depot, Inc.	2,270,726	0.5
2,790		Hugo Boss AG	203,457	0.1
2,349		InterContinental Hotels Group PLC	115,051	0.0
32,956		Interpublic Group of Cos., Inc.	809,729	0.2
1,336		Jack in the Box, Inc.	135,898	0.0
1,399		John Wiley & Sons, Inc.	75,266	0.0
49,392		Kingfisher PLC	202,092	0.1
2,147		LVMH Moet Hennessy Louis Vuitton SE	471,896	0.1
6,148		Marriott International, Inc.	579,019	0.1
15,100		Mazda Motor Corp.	217,967	0.1
5,595		McDonald's Corp.	725,168	0.2
2,250		Next PLC	121,718	0.0
5,600		NOK Corp.	130,802	0.0
4,206		Office Depot, Inc.	19,621	0.0
5,319	@	O'Reilly Automotive, Inc.	1,435,279	0.3
31,400		Panasonic Corp.	355,360	0.1
1,828		Pandora A/S	202,320	0.1
2,505		Papa John's International, Inc.	200,500	0.1
7,373		Persimmon PLC	193,442	0.0
10,901	@	Peugeot S.A.	219,083	0.1
339		Pool Corp.	40,453	0.0
3,615		Renault S.A.	314,044	0.1
1,500		Shimamura Co., Ltd.	198,847	0.0
6,400		Suzuki Motor Corp.	265,816	0.1
2,467		Thor Industries, Inc.	237,153	0.1
10,300		Toyota Motor Corp.	559,062	0.1
5,473		Vail Resorts, Inc.	1,050,269	0.3
			29,239,001	6.9

		Consumer Staples: 4.6%
581		Anheuser-Busch InBev SA/NV	63,663	0.0
7,010	@	Blue Buffalo Pet Products, Inc.	161,230	0.0
2,854		British American Tobacco PLC	189,351	0.1
14,112		Campbell Soup Co.	807,771	0.2
385		Casey's General Stores, Inc.	43,216	0.0
18,446		Church & Dwight Co., Inc.	919,902	0.2
4,788		Coca-Cola Amatil Ltd.	39,585	0.0
26,953		Coca-Cola Co.	1,143,885	0.3
8,628		Costco Wholesale Corp.	1,446,829	0.3
17,291		Diageo PLC	495,130	0.1
33,106		Distribuidora Internacional de Alimentacion SA	191,357	0.1
4,329		Energizer Holdings, Inc.	241,342	0.1
2,971		Imperial Brands PLC	143,985	0.0
2,704		Ingredion, Inc.	325,643	0.1
11,910		Jeronimo Martins SGPS SA	212,824	0.1
10,880		Koninklijke Ahold Delhaize NV	232,504	0.1
12,759		Kraft Heinz Co.	1,158,645	0.3
1,000		Lawson, Inc.	67,996	0.0
1,000		MEIJI Holdings Co., Ltd.	83,444	0.0
21,358	@	Monster Beverage Corp.	986,099	0.2
12,833		Nestle S.A.	984,956	0.2
7,000		NH Foods Ltd.	188,052	0.0
2,275		Nu Skin Enterprises, Inc.	126,353	0.0
18,581		PepsiCo, Inc.	2,078,471	0.5

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
18,350		Philip Morris International, Inc.	$2,071,715	0.5
10,832	@	Post Holdings, Inc.	948,017	0.2
955		Reckitt Benckiser Group PLC	87,183	0.0
4,458		Swedish Match AB	144,880	0.0
25,039		Sysco Corp.	1,300,025	0.3
13,493	@	Tate & Lyle PLC	130,019	0.0
4,820		Unilever NV	239,462	0.1
1,988		Unilever PLC	98,062	0.0
3,845	@	United Natural Foods, Inc.	166,219	0.0
22,237		Wal-Mart Stores, Inc.	1,602,843	0.4
235,500	#	WH Group Ltd.	203,077	0.1
771	@	WhiteWave Foods Co.	43,292	0.0
69,563		WM Morrison Supermarkets PLC	209,334	0.1
			19,576,361	4.6

		Energy: 3.2%
13,214		Anadarko Petroleum Corp.	819,268	0.2
29,797		BP PLC	171,515	0.1
7,491		Caltex Australia Ltd.	168,784	0.0
34,681		Canadian Natural Resources Ltd.	1,137,190	0.3
21,146		Chevron Corp.	2,270,446	0.5
7,786		Consol Energy, Inc.	130,649	0.0
2,119	@,L	Dril-Quip, Inc.	115,591	0.0
3,620		Ensco PLC	32,399	0.0
2,116		EQT Corp.	129,288	0.0
17,490		Exxon Mobil Corp.	1,434,355	0.4
3,430	@	Gulfport Energy Corp.	58,962	0.0
10,634		Halliburton Co.	523,299	0.1
7,332		Nabors Industries Ltd.	95,829	0.0
5,259	L	Neste Oyj	205,642	0.1
31,633		Plains GP Holdings L.P.	988,848	0.2
16,882	@	QEP Resources, Inc.	214,570	0.1
11,463	@	Rowan Companies PLC	178,594	0.1
34,957		Royal Dutch Shell PLC - Class A	921,404	0.2
25,795		Royal Dutch Shell PLC - Class A ADR	1,360,170	0.3
24,886		Schlumberger Ltd.	1,943,597	0.5
5,309	L	SM Energy Co.	127,522	0.0
9,046		Total S.A.	457,398	0.1
			13,485,320	3.2

		Financials: 8.5%
23,882		3i Group PLC	224,229	0.1
24,895		Aberdeen Asset Management PLC	82,611	0.0
79,600		AIA Group Ltd.	502,432	0.1
66	@	Alleghany Corp.	40,568	0.0
2,380		Allianz SE	441,364	0.1
9,022		Aon PLC	1,070,821	0.2
1,633		Arthur J. Gallagher & Co.	92,330	0.0
978		Aspen Insurance Holdings Ltd.	50,905	0.0
2,254		Australia & New Zealand Banking Group Ltd.	54,729	0.0
9,100		AXA S.A.	235,106	0.1
41,444		Banco Santander SA	253,692	0.1
134,174		Bank of America Corp.	3,165,165	0.7
3,679		Bank of the Ozarks, Inc.	191,345	0.0
100,005	@	Barclays PLC	283,736	0.1
591		BNP Paribas	39,328	0.0
57,500		BOC Hong Kong Holdings Ltd.	235,021	0.1
736		CBOE Holdings, Inc.	59,667	0.0
5,307		Chemical Financial Corp.	271,453	0.1
12,017		Chubb Ltd.	1,637,316	0.4
5,144		Citizens Financial Group, Inc.	177,725	0.0
2,477		Commonwealth Bank of Australia	162,429	0.0
19,025		Credit Agricole SA	257,155	0.1
9,900		Credit Saison Co., Ltd.	177,418	0.0
1,283		Cullen/Frost Bankers, Inc.	114,148	0.0
6,800		Dai-ichi Life Holdings, Inc.	121,716	0.0
10,230		Danske Bank A/S	348,801	0.1
44,425		Direct Line Insurance Group PLC	193,286	0.0
24,705		Discover Financial Services	1,689,575	0.4
6,996		East West Bancorp, Inc.	361,064	0.1
3,125		Eaton Vance Corp.	140,500	0.0
2,743	@	Eurazeo SA	180,460	0.0
1,786		Everest Re Group Ltd.	417,585	0.1
7,750		First American Financial Corp.	304,420	0.1
385		Hanover Insurance Group, Inc.	34,673	0.0
49,498		Hartford Financial Services Group, Inc.	2,379,369	0.6
55,487		HSBC Holdings PLC	452,598	0.1
1,795	@	Industrivarden AB	38,921	0.0
31,597		ING Groep NV	477,251	0.1
66,355		Insurance Australia Group Ltd.	306,602	0.1
20,629		Intercontinental Exchange, Inc.	1,235,058	0.3
1,374		Investor AB	57,772	0.0
18,693		Janus Capital Group, Inc.	246,748	0.1
41,540		JPMorgan Chase & Co.	3,648,874	0.9
115,742		Keycorp	2,057,893	0.5
4,699	@	Kinnevik AB	125,458	0.0
43,148		Lazard Ltd.	1,984,377	0.5
1,711		MarketAxess Holdings, Inc.	320,795	0.1
2,466		MB Financial, Inc.	105,594	0.0
6,321	@	Mediobanca S.p.A.	57,095	0.0
66,000		Mitsubishi UFJ Financial Group, Inc.	415,745	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,300		MS&AD Insurance Group Holdings, Inc.	$201,226	0.0
155,500		Mizuho Financial Group, Inc.	285,432	0.1
3,109		National Australia Bank Ltd.	79,163	0.0
1,800		NN Group NV	58,459	0.0
19,371		Nordea Bank AB	221,001	0.1
56,760		Old Mutual PLC	142,846	0.0
10,187		Old Republic International Corp.	208,630	0.0
14,800		Oversea-Chinese Banking Corp., Ltd.	102,801	0.0
4,169		PacWest Bancorp	222,041	0.1
3,827		Primerica, Inc.	314,579	0.1
1,013		Prosperity Bancshares, Inc.	70,616	0.0
2,732		Reinsurance Group of America, Inc.	346,909	0.1
14,500		SBI Holdings, Inc.	202,608	0.1
2,544	@	Signature Bank	377,504	0.1
7,900		Societe Generale	400,257	0.1
2,144	@	Stifel Financial Corp.	107,607	0.0
9,000		Sumitomo Mitsui Financial Group, Inc.	327,589	0.1
1,791	@	SVB Financial Group	333,287	0.1
15,476		TCF Financial Corp.	263,402	0.1
25,163		TD Ameritrade Holding Corp.	977,834	0.2
6,500		United Overseas Bank Ltd.	102,669	0.0
57,974		Wells Fargo & Co.	3,226,833	0.8
4,144	@	Western Alliance Bancorp.	203,429	0.0
3,394		Westpac Banking Corp.	90,730	0.0
			36,390,375	8.5

		Health Care: 6.2%
2,048	@	Abiomed, Inc.	256,410	0.1
616		Actelion Ltd. - Reg	173,803	0.0
7,400		Alfresa Holdings Corp.	128,642	0.0
1,603	@	Align Technology, Inc.	183,880	0.0
4,902		Allergan plc	1,171,186	0.3
20,600		Astellas Pharma, Inc.	271,692	0.1
8,197		AstraZeneca PLC	504,008	0.1
21,911	L	AstraZeneca PLC ADR	682,309	0.2
1,028		Bayer AG	118,440	0.0
5,075		Becton Dickinson & Co.	930,958	0.2
4,838	@	Biogen, Inc.	1,322,806	0.3
53,838	@	Boston Scientific Corp.	1,338,951	0.3
12,821	@	Celgene Corp.	1,595,317	0.4
1,214	@	Charles River Laboratories International, Inc.	109,199	0.0
4,293	@	Edwards Lifesciences Corp.	403,842	0.1
5,292		GlaxoSmithKline PLC	110,036	0.0
491	@	Halyard Health, Inc.	18,702	0.0
6,572		Healthsouth Corp.	281,347	0.1
2,801		Hill-Rom Holdings, Inc.	197,751	0.1
733	@	Idexx Laboratories, Inc.	113,329	0.0
12,289		Johnson & Johnson	1,530,595	0.4
1,003		Lonza Group AG	189,588	0.1
2,002	@	Masimo Corp.	186,707	0.0
1,716	@	Mednax, Inc.	119,056	0.0
20,191		Medtronic PLC	1,626,587	0.4
33,256		Merck & Co., Inc.	2,113,086	0.5
10,371		Novartis AG	770,125	0.2
11,214		Novo Nordisk A/S	385,077	0.1
3,096	@	NuVasive, Inc.	231,209	0.1
1,508		Owens & Minor, Inc.	52,177	0.0
1,477	@	Parexel International Corp.	93,213	0.0
89,689		Pfizer, Inc.	3,068,261	0.7
3,563	@	Prestige Brands Holdings, Inc.	197,960	0.1
742		Resmed, Inc.	53,402	0.0
3,200		Roche Holding AG	818,348	0.2
1,469		Sanofi	132,791	0.0
3,500		Shionogi & Co., Ltd.	181,187	0.0
515		Shire PLC ADR	89,728	0.0
3,287		Shire PLC	191,523	0.1
2,089		STERIS PLC	145,102	0.0
1,347	@	United Therapeutics Corp.	182,357	0.0
16,599		UnitedHealth Group, Inc.	2,722,402	0.6
528	@	VCA, Inc.	48,312	0.0
2,505	@	WellCare Health Plans, Inc.	351,226	0.1
22,900		Zoetis, Inc.	1,222,173	0.3
			26,614,800	6.2

		Industrials: 6.0%
2,378		Alaska Air Group, Inc.	219,299	0.1
17,700		Amada Holdings Co., Ltd.	202,612	0.0
81		AP Moller - Maersk A/S - Class B	134,163	0.0
26,000		Asahi Glass Co., Ltd.	210,953	0.0
34,348		Aurizon Holdings Ltd.	137,733	0.0
3,006		Boskalis Westminster NV	103,565	0.0
5,318		Bouygues	216,150	0.1
1,708		Carlisle Cos., Inc.	181,748	0.0
3,500	@	CIMIC Group Ltd.	96,173	0.0
10,794		Cummins, Inc.	1,632,053	0.4
3,407		Curtiss-Wright Corp.	310,923	0.1
15,110		Deere & Co.	1,644,875	0.4
27,349		Delta Air Lines, Inc.	1,256,960	0.3
1,563		Deluxe Corp.	112,802	0.0
13,848		Deutsche Lufthansa AG	224,655	0.1
4,010		EMCOR Group, Inc.	252,430	0.1
14,384		Emerson Electric Co.	861,026	0.2
1,054		EnerSys	83,203	0.0
615	@	Esterline Technologies Corp.	52,921	0.0
13,405		Fortive Corp.	807,249	0.2
2,573	@	FTI Consulting, Inc.	105,930	0.0
7,440		General Dynamics Corp.	1,392,768	0.3
1,062	@	Genesee & Wyoming, Inc.	72,067	0.0
2,295		Herman Miller, Inc.	72,407	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,649		HNI Corp.	$76,002	0.0
1,298		Hochtief AG	214,505	0.1
2,075		Huntington Ingalls Industries, Inc.	415,498	0.1
1,277		IDEX Corp.	119,412	0.0
10,269		Ingersoll-Rand PLC - Class A	835,075	0.2
13,631	@	JetBlue Airways Corp.	280,935	0.1
11,699		LIXIL Group Corp.	297,338	0.1
1,286	@	KLX, Inc.	57,484	0.0
8,830		Koninklijke Philips NV	283,658	0.1
7,926		L3 Technologies, Inc.	1,310,089	0.3
3,697		Manpowergroup, Inc.	379,201	0.1
5,526		Masco Corp.	187,829	0.1
16,900		Mitsubishi Corp.	366,267	0.1
2,670		MSC Industrial Direct Co.	274,369	0.1
2,628		Nordson Corp.	322,824	0.1
3,998		Northrop Grumman Corp.	950,884	0.2
22,300		Obayashi Corp.	209,102	0.0
8,860		Pitney Bowes, Inc.	116,155	0.0
74,240		Qantas Airways Ltd.	220,630	0.1
6,325	@	Quanta Services, Inc.	234,721	0.1
4,167		Regal-Beloit Corp.	315,234	0.1
40,563		Royal Mail PLC	216,040	0.1
4,468		Siemens AG	611,994	0.1
4,640		Skanska AB	109,204	0.0
9,268	L	SKF AB - B Shares	183,280	0.0
7,820		Stanley Black & Decker, Inc.	1,039,043	0.2
16,000	@	Taisei Corp.	116,671	0.0
961	@	Teledyne Technologies, Inc.	121,528	0.0
29,648		Timken Co.	1,340,090	0.3
12,000	@	Toppan Printing Co., Ltd.	122,461	0.0
6,094		Toro Co.	380,631	0.1
3,777		TransDigm Group, Inc.	831,544	0.2
3,010		Vestas Wind Systems A/S	244,834	0.1
23,824	L	Volvo AB - B Shares	351,451	0.1
2,033	L	Wabtec Corp.	158,574	0.0
15,567		Waste Management, Inc.	1,135,146	0.3
5,449		Watsco, Inc.	780,188	0.2
557		Woodward, Inc.	37,831	0.0
			25,632,387	6.0

		Information Technology: 9.6%
12,487		Activision Blizzard, Inc.	622,602	0.2
7,008	@	Adobe Systems, Inc.	911,951	0.2
3,358	@	Alphabet, Inc. - Class A	2,846,912	0.7
6,570		Amphenol Corp.	467,587	0.1
403	@	ANSYS, Inc.	43,069	0.0
39,720		Apple, Inc.	5,706,175	1.3
36,526		Applied Materials, Inc.	1,420,861	0.3
12,142	@	ARRIS International PLC	321,156	0.1
1,499	@	Atos SE	185,248	0.0
35,880	#	Auto Trader Group PLC	176,094	0.0
3,806		Belden, Inc.	263,337	0.1
2,653		Broadridge Financial Solutions, Inc. ADR	180,271	0.0
13,677		Brocade Communications Systems, Inc.	170,689	0.0
2,155	@	Cadence Design Systems, Inc.	67,667	0.0
2,297		Capgemini SA	212,027	0.1
5,625		CDK Global, Inc.	365,681	0.1
12,221	@	Ciena Corp.	288,538	0.1
5,427	@	Cirrus Logic, Inc.	329,365	0.1
62,074		Cisco Systems, Inc.	2,098,101	0.5
4,862	@	Commvault Systems, Inc.	246,990	0.1
657		Computer Sciences Corp.	45,340	0.0
11,175		Convergys Corp.	236,351	0.1
2,013	@	CoreLogic, Inc.	81,969	0.0
13,211	@	Electronic Arts, Inc.	1,182,649	0.3
11,351	@	Facebook, Inc.	1,612,410	0.4
724		Fair Isaac Corp.	93,360	0.0
9,018		Fidelity National Information Services, Inc.	718,013	0.2
5,340	@	Fortinet, Inc.	204,789	0.1
6,300		Fuji Film Holdings Corp.	246,946	0.1
1,067	@	Gartner, Inc.	115,225	0.0
1,100		Hirose Electric Co., Ltd.	152,394	0.0
8,177	@	Integrated Device Technology, Inc.	193,550	0.0
1,911		InterDigital, Inc.	164,919	0.0
3,548		j2 Global, Inc.	297,713	0.1
3,362		LogMeIn, Inc.	327,795	0.1
1,538	@	Manhattan Associates, Inc.	80,053	0.0
15,450		Mastercard, Inc. - Class A	1,737,661	0.4
6,659	@,L	Match Group, Inc.	108,741	0.0
2,766		Maxim Integrated Products	124,359	0.0
22,097		Microchip Technology, Inc.	1,630,317	0.4
850	@	Microsemi Corp.	43,801	0.0
71,983		Microsoft Corp.	4,740,800	1.1
4,400		Mixi, Inc.	212,835	0.1
1,099		Monolithic Power Systems, Inc.	101,218	0.0
5,468		National Instruments Corp.	178,038	0.0
5,172	@	Netscout Systems, Inc.	196,277	0.1
7,658	@	NeuStar, Inc.	253,863	0.1
2,974		Nice Ltd.	201,893	0.1
4,400		Omron Corp.	193,331	0.1
8,853	@	ON Semiconductor Corp.	137,133	0.0
44,691		Oracle Corp.	1,993,666	0.5
2,700		Oracle Corp. Japan	154,789	0.0
613		Paychex, Inc.	36,106	0.0
1,202		Plantronics, Inc.	65,040	0.0
19,328		Qualcomm, Inc.	1,108,268	0.3
960	@	Red Hat, Inc.	83,040	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
2,600	@	Rohm Co., Ltd.	$172,992	0.0
17,624	@	Salesforce.com, Inc.	1,453,804	0.3
994		SAP SE	97,520	0.0
3,245		Science Applications International Corp.	241,428	0.1
5,600		Seiko Epson Corp.	118,154	0.0
1,348	@	Synaptics, Inc.	66,739	0.0
12,972		Texas Instruments, Inc.	1,045,024	0.2
6,916	@	Trimble, Inc.	221,381	0.1
2,519	@	Vantiv, Inc.	161,518	0.0
4,356	@	Versum Materials, Inc.	133,294	0.0
14,333		Vishay Intertechnology, Inc.	235,778	0.1
10,856	@,L	VMware, Inc.	1,000,272	0.2
762	@	WEX, Inc.	78,867	0.0
			41,005,744	9.6

		Materials: 2.6%
15,224		Amcor Ltd.	175,112	0.0
5,507		BASF SE	545,270	0.1
17,559	@	Berry Plastics Group, Inc.	852,841	0.2
7,022		BHP Billiton Ltd.	127,703	0.0
1,395		Cabot Corp.	83,574	0.0
3,502		Chemours Co.	134,827	0.0
13,310		Commercial Metals Co.	254,620	0.1
944	L	Compass Minerals International, Inc.	64,050	0.0
2,788	#	Covestro AG	214,785	0.1
18,244	@	Crown Holdings, Inc.	966,020	0.2
49,211		Dow Chemical Co.	3,126,867	0.7
6,408		Evonik Industries AG	208,866	0.1
45,460		Fortescue Metals Group Ltd.	216,534	0.1
1,170		Greif, Inc. - Class A	64,455	0.0
5,375	@	Louisiana-Pacific Corp.	133,408	0.0
2,912		Minerals Technologies, Inc.	223,059	0.1
18,300		Mitsubishi Chemical Holdings Corp.	142,080	0.0
9,900		Mitsubishi Gas Chemical Co., Inc.	206,201	0.0
42,000		Mitsui Chemicals, Inc.	208,079	0.1
11,389		Nucor Corp.	680,151	0.2
6,807		Olin Corp.	223,746	0.1
4,442		Packaging Corp. of America	406,976	0.1
4,482		PolyOne Corp.	152,791	0.0
1,284		Reliance Steel & Aluminum Co.	102,746	0.0
2,078		Rio Tinto Ltd.	95,946	0.0
3,300		Shin-Etsu Chemical Co., Ltd.	286,834	0.1
108,287		South32 Ltd.	228,287	0.1
11,538		Steel Dynamics, Inc.	401,061	0.1
23,000		Sumitomo Chemical Co., Ltd.	128,825	0.0
4,230	L	UPM-Kymmene OYJ	99,317	0.0
5,487	L	Valvoline, Inc.	134,706	0.0
4,786		Worthington Industries, Inc.	215,801	0.1
			11,105,538	2.6

		Real Estate: 2.4%
12,188		American Tower Corp.	1,481,330	0.3
53,600		Ascendas Real Estate Investment Trust	96,522	0.0
2,351		Camden Property Trust	189,162	0.0
131,400		CapitaLand Commercial Trust	145,084	0.0
115,800		CapitaLand Mall Trust	163,039	0.1
8,641		Care Capital Properties, Inc.	232,184	0.1
9,261		Crown Castle International Corp.	874,701	0.2
4,387		CyrusOne, Inc.	225,799	0.1
7,200		Daiwa House Industry Co., Ltd.	206,956	0.1
2,887		DCT Industrial Trust, Inc.	138,922	0.0
1,574		Duke Realty Corp.	41,349	0.0
2,045		Equity Lifestyle Properties, Inc.	157,588	0.0
8,116		First Industrial Realty Trust, Inc.	216,129	0.1
1,588	@	Fonciere Des Regions	132,395	0.0
33,441		Gaming and Leisure Properties, Inc.	1,117,598	0.3
47,000		Hang Lung Group Ltd.	200,474	0.1
16,508		Highwoods Properties, Inc.	811,038	0.2
4,223		Hospitality Properties Trust	133,151	0.0
919		Kilroy Realty Corp.	66,242	0.0
4,111	@	Klepierre	160,540	0.0
11,558		Land Securities Group PLC	153,504	0.0
9,252		LaSalle Hotel Properties	267,845	0.1
1,400		Mack-Cali Realty Corp.	37,716	0.0
20,882		Medical Properties Trust, Inc.	269,169	0.1
9,376		Mid-America Apartment Communities, Inc.	953,914	0.2
10,145		Omega Healthcare Investors, Inc.	334,684	0.1
832		Potlatch Corp.	38,022	0.0
2,941		Senior Housing Properties Trust	59,555	0.0
8,423		Tanger Factory Outlet Centers, Inc.	276,022	0.1
2,538		Taubman Centers, Inc.	167,559	0.0
9,984	@	Uniti Group, Inc.	258,086	0.1
7,741		Urban Edge Properties	203,588	0.0
96,257		Vicinity Centres	208,206	0.1
11,817		Washington Prime Group, Inc.	102,690	0.0
9,000		Wheelock & Co., Ltd.	71,193	0.0
			10,191,956	2.4

		Telecommunication Services: 1.1%
73,616		AT&T, Inc.	3,058,745	0.7

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
13,085		BT Group PLC	$52,250	0.0
2,000	@	China Mobile Ltd-SPON ADR	110,520	0.0
20,077		Deutsche Telekom AG	351,803	0.1
22,539		Orange SA	349,932	0.1
6,201		Nippon Telegraph & Telephone Corp.	265,113	0.1
12,600		NTT DoCoMo, Inc.	294,238	0.1
1,100		SoftBank Group Corp.	78,007	0.0
8,317		Telenor ASA	138,357	0.0
37,898		Vodafone Group PLC	98,762	0.0
			4,797,727	1.1

		Utilities: 2.0%
11,694		AGL Energy Ltd.	235,553	0.1
22,452		Ameren Corp.	1,225,655	0.3
701		Atmos Energy Corp.	55,372	0.0
4,600		Black Hills Corp.	305,762	0.1
8,700		Electric Power Development Co., Ltd.	204,441	0.0
82,590		Enel S.p.A.	388,626	0.1
1,823	@	Energen Corp.	99,244	0.0
11,692		EDP - Energias de Portugal SA	39,533	0.0
14,424	L	Gas Natural SDG S.A.	315,508	0.1
12,842		Great Plains Energy, Inc.	375,243	0.1
3,354		Hawaiian Electric Industries	111,722	0.0
1,264		Idacorp, Inc.	104,861	0.0
2,523		MDU Resources Group, Inc.	69,055	0.0
5,724		National Fuel Gas Co.	341,265	0.1
15,835		NextEra Energy, Inc.	2,032,739	0.5
630		ONE Gas, Inc.	42,588	0.0
28,356		PG&E Corp.	1,881,704	0.5
1,589		Southwest Gas Corp.	131,744	0.0
8,384		UGI Corp.	414,170	0.1
683		Westar Energy, Inc.	37,066	0.0
			8,411,851	2.0

	Total Common Stock (Cost $200,199,843)		226,451,060	53.1

EXCHANGE-TRADED FUNDS: 11.2%
26,319		iShares Barclays 20+ Year Treasury Bond Fund	3,176,967	0.8
214,242		iShares MSCI Emerging Markets Index Fund	8,438,992	2.0
46,073		iShares Russell 1000 Value Index Fund	5,295,631	1.2
4,700		iShares S&P MidCap 400 Index Fund	804,734	0.2
367,281		PowerShares Senior Loan Portfolio	8,542,956	2.0
114,141		SPDR Dow Jones International Real Estate	4,268,874	1.0
35,968		SPDR Trust Series 1	8,479,096	2.0
51,760		Vanguard REIT	4,274,858	1.0
78,780		Vanguard Total International Bond ETF	4,264,361	1.0

	Total Exchange-Traded Funds (Cost $47,333,604)		47,546,469	11.2

MUTUAL FUNDS: 8.5%
		Affiliated Investment Companies: 7.0%
1,296,778		Voya Floating Rate Fund - Class P	12,864,036	3.0
2,117,396		Voya High Yield Bond Fund - Class P	17,172,086	4.0
			30,036,122	7.0

		Unaffiliated Investment Companies: 1.5%
1,270,625	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,327,711	1.5

	Total Mutual Funds (Cost $36,440,420)		36,363,833	8.5

PREFERRED STOCK: 0.1%
		Consumer Staples: 0.1%
2,048		Henkel AG & Co. KGaA	262,503	0.1

	Total Preferred Stock (Cost $238,190)		262,503	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.4%
		Basic Materials: 0.1%
60,000		ArcelorMittal, 6.250%, 03/01/21	65,100	0.0
29,000		Barrick Gold Corp., 4.100%, 05/01/23	31,132	0.0
106,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.400%, 12/01/26	106,225	0.0
70,000		Dow Chemical Co., 4.625%, 10/01/44	72,049	0.0
105,000		Eastman Chemical Co., 2.700%, 01/15/20	106,478	0.1
67,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	67,570	0.0
31,000		Goldcorp, Inc., 3.700%, 03/15/23	31,630	0.0
70,000		LYB International Finance II BV, 3.500%, 03/02/27	68,830	0.0
			549,014	0.1

		Communications: 0.9%
73,000		21st Century Fox America, Inc., 3.000%, 09/15/22	73,106	0.0
69,000		21st Century Fox America, Inc., 6.900%, 03/01/19	75,104	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
85,000		AT&T, Inc., 2.300%, 03/11/19	$85,447	0.0
81,000		AT&T, Inc., 2.800%, 02/17/21	81,306	0.0
37,000		AT&T, Inc., 3.600%, 02/17/23	37,517	0.0
51,000		AT&T, Inc., 3.800%, 03/15/22	52,806	0.0
81,000		AT&T, Inc., 4.125%, 02/17/26	82,282	0.0
70,000		AT&T, Inc., 4.250%, 03/01/27	71,158	0.0
114,000		AT&T, Inc., 4.550%, 03/09/49	102,637	0.0
189,000		AT&T, Inc., 4.800%, 06/15/44	177,705	0.1
118,000		AT&T, Inc., 5.150%, 03/15/42	117,453	0.1
8,000		AT&T, Inc., 5.350%, 09/01/40	8,245	0.0
80,000		AT&T, Inc., 5.450%, 03/01/47	81,754	0.0
86,000		CBS Corp., 2.900%, 01/15/27	80,258	0.0
50,000		CBS Corp., 4.600%, 01/15/45	48,964	0.0
23,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	23,745	0.0
55,000		CenturyLink, Inc., 6.750%, 12/01/23	57,544	0.0
20,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	20,598	0.0
63,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	66,421	0.0
63,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	66,634	0.0
44,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/47	44,352	0.0
119,000		Cisco Systems, Inc., 1.650%, 06/15/18	119,388	0.1
65,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	65,062	0.0
120,000		DISH DBS Corp., 5.875%, 07/15/22	126,374	0.1
102,000		eBay, Inc., 4.000%, 07/15/42	87,019	0.0
120,000		Level 3 Communications, Inc., 5.750%, 12/01/22	124,500	0.1
200,000	#	Millicom International Cellular SA, 4.750%, 05/22/20	204,828	0.1
70,000		Netflix, Inc., 5.750%, 03/01/24	74,984	0.0
60,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	61,500	0.0
50,000		Orange SA, 1.625%, 11/03/19	49,319	0.0
49,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	49,610	0.0
65,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	66,690	0.0
100,000		TEGNA, Inc., 6.375%, 10/15/23	106,125	0.0
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	204,003	0.1
54,000		Thomson Reuters Corp., 6.500%, 07/15/18	57,153	0.0
71,000		Time Warner Cable LLC, 5.875%, 11/15/40	75,596	0.0
60,000		Time Warner, Inc., 4.050%, 12/15/23	62,269	0.0
60,000		Time Warner, Inc., 4.850%, 07/15/45	58,559	0.0
94,000		Time Warner, Inc., 5.350%, 12/15/43	96,773	0.0
130,000	#	Univision Communications, Inc., 5.125%, 02/15/25	128,375	0.1
14,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	13,955	0.0
120,000		Verizon Communications, Inc., 3.000%, 11/01/21	120,596	0.1
43,000		Verizon Communications, Inc., 3.500%, 11/01/24	42,705	0.0
62,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	60,574	0.0
70,000		Verizon Communications, Inc., 4.862%, 08/21/46	67,575	0.0
112,000		Verizon Communications, Inc., 5.012%, 08/21/54	107,351	0.0
84,000		Verizon Communications, Inc., 5.050%, 03/15/34	85,580	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
20,000		Viacom, Inc., 4.375%, 03/15/43	$17,394	0.0
85,000		Walt Disney Co/The, 1.500%, 09/17/18	85,191	0.0
			3,874,084	0.9

		Consumer, Cyclical: 0.5%
30,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	30,412	0.0
60,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	58,691	0.0
85,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/30	85,451	0.0
30,000	#	BMW US Capital LLC, 1.450%, 09/13/19	29,658	0.0
65,000		CVS Health Corp., 5.125%, 07/20/45	71,872	0.0
35,000	#	Daimler Finance North America LLC, 1.500%, 07/05/19	34,514	0.0
30,000		Delta Air Lines, Inc., 2.875%, 03/13/20	30,266	0.0
49,000		Ford Motor Co., 4.750%, 01/15/43	46,188	0.0
50,000		Ford Motor Co., 5.291%, 12/08/46	50,251	0.0
200,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	201,308	0.1
143,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	164,424	0.1
20,000		General Motors Financial Co., Inc., 2.350%, 10/04/19	20,035	0.0
54,000		General Motors Financial Co., Inc., 2.400%, 05/09/19	54,139	0.0
65,000		General Motors Financial Co., Inc., 4.000%, 10/06/26	64,178	0.0
40,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	40,406	0.0
23,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	23,395	0.0
10,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	10,025	0.0
17,000		Kohl's Corp., 5.550%, 07/17/45	15,426	0.0
80,000		Lowe's Cos, Inc., 3.700%, 04/15/46	74,441	0.0
70,000		McDonald's Corp., 4.875%, 12/09/45	74,723	0.0
112,000		MDC Holdings, Inc., 6.000%, 01/15/43	100,111	0.1
55,000		MGM Resorts International, 4.625%, 09/01/26	53,625	0.0
40,000		Newell Brands, Inc., 2.875%, 12/01/19	40,732	0.0
79,000		Newell Brands, Inc., 5.500%, 04/01/46	89,968	0.1
50,000		Nordstrom, Inc., 4.000%, 03/15/27	49,895	0.0
83,000		NVR, Inc., 3.950%, 09/15/22	85,973	0.0
20,000		Ralph Lauren Corp., 2.625%, 08/18/20	20,180	0.0
35,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	34,628	0.0
70,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	70,000	0.0
40,000		Toyota Motor Credit Corp., 1.550%, 10/18/19	39,685	0.0
20,000		Toyota Motor Credit Corp., 1.700%, 01/09/19	20,041	0.0
50,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	49,250	0.0
65,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	62,603	0.0
140,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	135,460	0.1
			2,031,954	0.5

		Consumer, Non-cyclical: 1.0%
40,000		Abbott Laboratories, 2.350%, 11/22/19	40,186	0.0
56,000		Abbott Laboratories, 2.800%, 09/15/20	56,624	0.0
50,000		Abbott Laboratories, 3.750%, 11/30/26	50,032	0.0
71,000		Abbott Laboratories, 4.750%, 11/30/36	73,412	0.0
150,000		Abbott Laboratories, 4.900%, 11/30/46	156,135	0.1
30,000		AbbVie, Inc., 2.500%, 05/14/20	30,223	0.0
30,000		AbbVie, Inc., 3.200%, 11/06/22	30,371	0.0
80,000		AbbVie, Inc., 3.200%, 05/14/26	77,044	0.0
50,000		AbbVie, Inc., 3.600%, 05/14/25	50,092	0.0
144,000		AbbVie, Inc., 4.450%, 05/14/46	138,290	0.1
59,000		Aetna, Inc., 2.800%, 06/15/23	58,589	0.0
70,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	70,127	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
59,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	$59,491	0.0
327,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	331,235	0.1
57,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	60,531	0.0
43,000		AstraZeneca PLC, 1.750%, 11/16/18	43,022	0.0
40,000		AstraZeneca PLC, 1.950%, 09/18/19	39,968	0.0
104,000		Celgene Corp., 2.250%, 05/15/19	104,604	0.0
70,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	69,475	0.0
51,000		Envision Healthcare Corp., 5.625%, 07/15/22	52,466	0.0
110,000		Estee Lauder Cos, Inc./The, 3.150%, 03/15/27	109,715	0.1
40,000		Express Scripts Holding Co., 3.400%, 03/01/27	37,748	0.0
60,000		Express Scripts Holding Co., 3.000%, 07/15/23	58,066	0.0
40,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	40,050	0.0
20,000		Humana, Inc., 3.150%, 12/01/22	20,110	0.0
200,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	202,682	0.1
30,000		Kraft Heinz Foods Co., 2.000%, 07/02/18	30,081	0.0
60,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	56,292	0.0
30,000		Kroger Co., 1.500%, 09/30/19	29,581	0.0
42,000		Kroger Co., 2.000%, 01/15/19	42,095	0.0
180,000		Kroger Co., 4.450%, 02/01/47	177,194	0.1
50,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	49,990	0.0
40,000		Medtronic, Inc., 1.375%, 04/01/18	39,938	0.0
68,000		Medtronic, Inc., 4.375%, 03/15/35	71,311	0.0
36,000		Medtronic, Inc., 4.625%, 03/15/45	38,761	0.0
20,000		Moody's Corp., 2.750%, 12/15/21	20,009	0.0
61,000		Mylan NV, 3.150%, 06/15/21	61,314	0.0
40,000		Mylan NV, 3.750%, 12/15/20	41,063	0.0
64,000		Mylan NV, 3.950%, 06/15/26	62,758	0.0
30,000		Mylan, Inc., 2.600%, 06/24/18	30,235	0.0
89,000		PepsiCo, Inc., 4.450%, 04/14/46	94,901	0.0
75,000		Pfizer, Inc., 4.400%, 05/15/44	78,477	0.0
33,000		Philip Morris International, Inc., 4.250%, 11/10/44	32,738	0.0
140,000	#	Post Holdings, Inc., 5.000%, 08/15/26	134,400	0.1
47,000	L	Procter & Gamble Co, 1.600%, 11/15/18	47,262	0.0
71,000		Reynolds American, Inc., 5.850%, 08/15/45	83,751	0.0
79,000	L	RR Donnelley & Sons Co., 6.500%, 11/15/23	77,025	0.0
19,000		Sanofi, 1.250%, 04/10/18	18,978	0.0
40,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	39,705	0.0
180,000		Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	174,876	0.1
30,000		Sysco Corp., 2.500%, 07/15/21	29,927	0.0
30,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	29,672	0.0
50,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	47,515	0.0
170,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	156,956	0.1
21,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	21,081	0.0
60,000		Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	57,237	0.0
35,000		United Rentals North America, Inc., 5.500%, 07/15/25	36,181	0.0
22,000		UnitedHealth Group, Inc., 4.250%, 04/15/47	22,547	0.0
70,000		UnitedHealth Group, Inc., 4.200%, 01/15/47	71,143	0.0
50,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	45,750	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	85,750	0.0
67,000	#	Wm Wrigley Jr Co., 2.400%, 10/21/18	67,564	0.0
130,000		Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	128,755	0.1
			4,393,101	1.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: 1.0%
50,000	L	Anadarko Petroleum Corp., 5.550%, 03/15/26	$55,581	0.0
70,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	74,942	0.0
55,000		Antero Resources Corp., 5.375%, 11/01/21	56,696	0.0
38,000		Apache Corp., 5.100%, 09/01/40	39,224	0.0
110,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	122,017	0.1
20,000		BP Capital Markets PLC, 2.315%, 02/13/20	20,173	0.0
48,000		BP Capital Markets PLC, 3.062%, 03/17/22	48,689	0.0
50,000		BP Capital Markets PLC, 3.119%, 05/04/26	48,982	0.0
120,000		BP Capital Markets PLC, 3.224%, 04/14/24	120,151	0.1
34,000		Cenovus Energy, Inc., 3.800%, 09/15/23	34,389	0.0
85,000		Chevron Corp., 1.790%, 11/16/18	85,260	0.0
40,000		Chevron Corp., 2.419%, 11/17/20	40,404	0.0
43,000		Columbia Pipeline Group, Inc., 2.450%, 06/01/18	43,218	0.0
21,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	22,036	0.0
79,000		Enable Midstream Partners L.P., 3.900%, 05/15/24	77,210	0.0
114,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	129,718	0.1
15,000		Enbridge, Inc., 3.500%, 06/10/24	14,748	0.0
100,000		Energy Transfer Partners L.P., 4.200%, 04/15/27	98,988	0.0
100,000		Energy Transfer Partners L.P., 5.300%, 04/15/47	96,343	0.0
129,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	146,744	0.1
65,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	64,945	0.0
21,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	21,043	0.0
45,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	45,327	0.0
60,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	61,515	0.0
64,000		Exxon Mobil Corp., 1.708%, 03/01/19	64,123	0.0
58,000		Exxon Mobil Corp., 2.222%, 03/01/21	58,139	0.0
60,000		Exxon Mobil Corp., 2.726%, 03/01/23	60,230	0.0
71,000		Exxon Mobil Corp., 3.043%, 03/01/26	71,067	0.0
70,000		Hess Corp., 4.300%, 04/01/27	69,060	0.0
90,000		Hess Corp., 5.800%, 04/01/47	93,880	0.0
15,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	14,137	0.0
100,000		KazMunayGas National Co. JSC, 7.000%, 05/05/20	110,514	0.0
25,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	25,351	0.0
60,000	L	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	61,074	0.0
76,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	75,397	0.0
16,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	16,372	0.0
37,000		Marathon Petroleum Corp., 5.000%, 09/15/54	32,371	0.0
140,000		MPLX L.P., 4.125%, 03/01/27	139,478	0.1
83,000		Occidental Petroleum Corp., 3.500%, 06/15/25	83,850	0.0
80,000		Occidental Petroleum Corp., 4.625%, 06/15/45	83,803	0.0
50,000		Petrobras Global Finance BV, 8.750%, 05/23/26	58,000	0.0
15,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	7,200	0.0
125,000		Petroleos Mexicanos, 4.500%, 01/23/26	120,125	0.1
19,000		Petroleos Mexicanos, 4.875%, 01/18/24	19,218	0.0
61,000		Phillips 66 Partners L.P., 3.550%, 10/01/26	58,374	0.0
45,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	46,232	0.0
41,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	42,794	0.0
200,000	#	Reliance Industries Ltd., 5.875%, 02/28/49	204,250	0.1
107,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	105,606	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
15,000		Shell International Finance BV, 1.375%, 09/12/19	$14,824	0.0
30,000		Shell International Finance BV, 1.750%, 09/12/21	29,177	0.0
110,000		Shell International Finance BV, 3.250%, 05/11/25	111,175	0.0
20,000		Shell International Finance BV, 4.375%, 05/11/45	20,345	0.0
116,000		Shell International Finance BV, 4.000%, 05/10/46	111,796	0.1
65,000		Spectra Energy Partners L.P., 3.375%, 10/15/26	61,992	0.0
64,000		Statoil ASA, 1.950%, 11/08/18	64,259	0.0
23,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	23,446	0.0
40,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	39,137	0.0
20,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	20,950	0.0
40,000		Total Capital International SA, 2.100%, 06/19/19	40,231	0.0
119,000		Williams Partners L.P., 3.600%, 03/15/22	120,830	0.1
70,000		Williams Partners L.P., 5.400%, 03/04/44	71,645	0.0
50,000	#,L	YPF SA, 8.500%, 07/28/25	54,360	0.0
200,000	#	YPF SA, 8.875%, 12/19/18	218,100	0.1
			4,291,255	1.0

		Financial: 2.6%
200,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	207,694	0.1
16,000		Aegon NV, 2.290%, 07/29/49	13,352	0.0
75,000		American International Group, Inc., 4.500%, 07/16/44	71,764	0.0
7,000		American International Group, Inc., 8.175%, 05/15/58	9,117	0.0
50,000		Air Lease Corp., 2.125%, 01/15/20	49,650	0.0
73,000		Air Lease Corp., 3.625%, 04/01/27	71,091	0.0
83,000		Air Lease Corp., 3.000%, 09/15/23	81,214	0.0
128,000		American Express Credit Corp., 1.800%, 07/31/18	128,149	0.1
115,000		American Tower Corp., 3.500%, 01/31/23	115,816	0.1
38,000		Aon PLC, 2.800%, 03/15/21	38,170	0.0
84,000		Aon PLC, 4.750%, 05/15/45	84,206	0.0
129,000	#	Athene Global Funding, 2.875%, 10/23/18	129,776	0.1
140,000	#	Athene Global Funding, 4.000%, 01/25/22	142,446	0.1
30,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/19	30,187	0.0
45,000		Bank of America Corp., 1.950%, 05/12/18	45,110	0.0
19,000		Bank of America Corp., 2.151%, 11/09/20	18,842	0.0
90,000		Bank of America Corp., 2.503%, 10/21/22	87,771	0.0
84,000		Bank of America Corp., 2.600%, 01/15/19	84,905	0.0
47,000		Bank of America Corp., 2.625%, 10/19/20	47,171	0.0
130,000		Bank of America Corp., 3.824%, 01/20/28	130,529	0.1
103,000		Bank of America Corp., 3.875%, 08/01/25	105,002	0.0
17,000		Bank of America Corp., 3.950%, 04/21/25	16,954	0.0
66,000		Bank of America Corp., 4.125%, 01/22/24	69,036	0.0
58,000		Bank of America Corp., 4.250%, 10/22/26	59,003	0.0
25,000		Bank of America Corp., 4.200%, 08/26/24	25,496	0.0
47,000		Bank of America Corp., 4.000%, 04/01/24	48,800	0.0
30,000		Bank of America Corp., 4.750%, 04/21/45	30,253	0.0
30,000		Bank of Montreal, 2.100%, 12/12/19	30,145	0.0
30,000		Bank of Nova Scotia, 1.650%, 06/14/19	29,817	0.0
200,000		Barclays PLC, 3.250%, 01/12/21	201,672	0.1
83,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	84,098	0.0
67,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	64,487	0.0
131,000		Boston Properties L.P., 2.750%, 10/01/26	120,811	0.1
200,000	#	BPCE SA, 5.150%, 07/21/24	205,705	0.1
27,000		Brixmor Operating Partnership LP, 3.875%, 08/15/22	27,675	0.0
60,000		Brookfield Finance LLC, 4.000%, 04/01/24	60,432	0.0
80,000		Capital One Financial Corp., 3.750%, 03/09/27	79,672	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
107,000	L	CBL & Associates L.P., 5.950%, 12/15/26	$103,414	0.0
86,000		Citigroup, Inc., 2.050%, 12/07/18	86,186	0.0
84,000		Citigroup, Inc., 2.500%, 07/29/19	84,798	0.0
69,000		Citigroup, Inc., 3.200%, 10/21/26	65,990	0.0
135,000		Citigroup, Inc., 3.887%, 01/10/28	135,861	0.1
89,000		Citigroup, Inc., 4.450%, 09/29/27	90,499	0.0
70,000		Citigroup, Inc., 4.750%, 05/18/46	69,327	0.0
25,000		Citigroup, Inc., 4.000%, 08/05/24	25,313	0.0
38,000		Citigroup, Inc., 5.500%, 09/13/25	41,611	0.0
40,000		Citigroup, Inc., 6.675%, 09/13/43	51,092	0.0
20,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	20,020	0.0
12,000	#,L	Commonwealth Bank of Australia, 2.750%, 03/10/22	12,037	0.0
51,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	49,336	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	267,122	0.1
116,000		Cooperatieve Rabobank UA, 4.500%, 01/11/21	124,459	0.1
132,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	132,254	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	78,192	0.0
45,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	45,506	0.0
114,000		Discover Financial Services, 4.100%, 02/09/27	114,255	0.1
50,000		Discover Financial Services, 5.200%, 04/27/22	53,997	0.0
107,000		Discover Bank, 2.600%, 11/13/18	108,031	0.0
50,000		E*TRADE Financial Corp., 4.625%, 09/15/23	51,271	0.0
136,000		Equity One, Inc., 3.750%, 11/15/22	140,038	0.1
55,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	55,584	0.0
41,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	41,395	0.0
50,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	49,906	0.0
107,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	107,667	0.0
70,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	68,668	0.0
89,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	91,297	0.0
32,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	32,673	0.0
42,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	44,210	0.0
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	94,041	0.0
59,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	75,353	0.0
50,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	53,375	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	104,746	0.0
25,000		HCP, Inc., 3.875%, 08/15/24	25,176	0.0
30,000		HCP, Inc., 4.000%, 12/01/22	30,980	0.0
100,000		HSBC Bank USA NA, 4.875%, 08/24/20	107,140	0.0
105,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	105,962	0.0
200,000	#	ING Bank NV, 2.000%, 11/26/18	199,911	0.1
50,000		ING Groep NV, 3.150%, 03/29/22	50,185	0.0
109,000		ING Groep NV, 3.950%, 03/29/27	109,299	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	193,498	0.1
400,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	409,634	0.1
74,000		JPMorgan Chase & Co., 1.625%, 05/15/18	73,990	0.0
73,000		JPMorgan Chase & Co., 2.550%, 10/29/20	73,352	0.0
80,000		JPMorgan Chase & Co., 2.550%, 03/01/21	80,067	0.0
67,000		JPMorgan Chase & Co., 3.625%, 12/01/27	65,323	0.0
84,000		JPMorgan Chase & Co., 3.900%, 07/15/25	86,910	0.0
72,000		JPMorgan Chase & Co., 4.125%, 12/15/26	73,499	0.0
75,000		JPMorgan Chase & Co., 6.100%, 10/29/49	79,350	0.0
109,000		JPMorgan Chase & Co., 6.000%, 12/29/49	113,938	0.0
62,000		JPMorgan Chase & Co., 6.125%, 12/29/49	65,798	0.0
41,000		Kite Realty Group L.P., 4.000%, 10/01/26	39,362	0.0
70,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	71,228	0.0
92,000		Metlife, Inc., 6.400%, 12/15/66	101,200	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
200,000		Mizuho Financial Group, Inc., 2.273%, 09/13/21	$195,550	0.1
100,000		Morgan Stanley, 2.450%, 02/01/19	100,964	0.0
70,000		Morgan Stanley, 3.125%, 07/27/26	67,000	0.0
60,000		Morgan Stanley, 3.875%, 01/27/26	60,905	0.0
55,000		Morgan Stanley, 3.875%, 04/29/24	56,685	0.0
45,000		Morgan Stanley, 3.950%, 04/23/27	44,649	0.0
90,000		Morgan Stanley, 4.000%, 07/23/25	93,003	0.0
70,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 02/15/22	72,450	0.0
66,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	65,962	0.0
30,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/19	29,744	0.0
25,000		Principal Financial Group, Inc., 3.400%, 05/15/25	24,970	0.0
30,000		Royal Bank of Canada, 2.125%, 03/02/20	30,022	0.0
60,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	60,309	0.0
70,000		Santander UK PLC, 2.375%, 03/16/20	70,204	0.0
40,000	#	Santander UK PLC, 5.000%, 11/07/23	41,814	0.0
175,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.750%, 03/23/27	176,453	0.1
70,000		Select Income REIT, 4.150%, 02/01/22	70,713	0.0
93,000		Senior Housing Properties Trust, 3.250%, 05/01/19	93,452	0.0
70,000		Simon Property Group L.P., 4.250%, 11/30/46	67,877	0.0
230,000	#	Societe Generale SA, 4.000%, 01/12/27	225,236	0.1
120,000	#,L	Standard Chartered PLC, 4.300%, 02/19/27	118,221	0.1
250,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	251,075	0.1
50,000	L	Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	49,450	0.0
6,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/26	5,748	0.0
20,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/20	20,076	0.0
127,000		Toronto-Dominion Bank, 2.250%, 11/05/19	127,879	0.1
28,000		Toronto-Dominion Bank, 3.625%, 09/15/31	27,465	0.0
80,000		Trinity Acquisition PLC, 6.125%, 08/15/43	86,092	0.0
210,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	213,856	0.1
41,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	41,764	0.0
128,000		US Bancorp, 1.950%, 11/15/18	128,836	0.1
82,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	82,475	0.0
25,000		Wells Fargo & Co., 3.000%, 10/23/26	23,963	0.0
105,000		Wells Fargo & Co., 4.100%, 06/03/26	107,550	0.0
35,000		Westpac Banking Corp., 1.600%, 08/19/19	34,635	0.0
60,000		XLIT Ltd., 5.500%, 03/31/45	60,158	0.0
			10,798,549	2.6

		Industrial: 0.3%
30,000		Amphenol Corp., 2.200%, 04/01/20	30,028	0.0
41,000		Amphenol Corp., 3.200%, 04/01/24	41,115	0.0
60,000		BNSF Funding Trust I, 6.613%, 12/15/55	69,150	0.0
55,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	56,031	0.0
57,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	57,460	0.0
166,000		FedEx Corp., 4.400%, 01/15/47	162,213	0.1
115,000		General Electric Co., 4.375%, 09/16/20	123,647	0.1
241,000		General Electric Co., 5.000%, 12/29/49	254,255	0.1
57,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/18	60,898	0.0
53,000		Lockheed Martin Corp., 1.850%, 11/23/18	53,162	0.0
65,000	#	Novelis Corp., 5.875%, 09/30/26	66,463	0.0
25,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	26,500	0.0
20,000		Rockwell Collins, Inc., 1.950%, 07/15/19	20,024	0.0
50,000		Rockwell Collins, Inc., 3.200%, 03/15/24	49,968	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
30,000		Rockwell Collins, Inc., 3.500%, 03/15/27	$30,072	0.0
50,000		Roper Technologies, Inc., 2.800%, 12/15/21	50,105	0.0
85,000	#	Standard Industries, Inc./NJ, 5.000%, 02/15/27	83,513	0.0
72,000		Textron, Inc., 3.650%, 03/15/27	71,643	0.0
			1,306,247	0.3

		Technology: 0.5%
74,000		Analog Devices, Inc., 3.125%, 12/05/23	73,736	0.0
40,000		Analog Devices, Inc., 3.500%, 12/05/26	39,691	0.0
70,000		Apple, Inc., 1.900%, 02/07/20	70,214	0.0
60,000		Apple, Inc., 2.450%, 08/04/26	56,821	0.0
70,000		Apple, Inc., 3.000%, 02/09/24	70,649	0.0
140,000		Apple, Inc., 3.350%, 02/09/27	141,480	0.1
35,000		Apple, Inc., 4.650%, 02/23/46	37,621	0.0
40,000		Applied Materials, Inc., 3.300%, 04/01/27	40,097	0.0
50,000		Applied Materials, Inc., 3.900%, 10/01/25	52,799	0.0
25,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/20	25,011	0.0
70,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	70,604	0.0
25,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	25,531	0.0
106,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	108,723	0.1
93,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	97,336	0.0
110,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	118,822	0.1
102,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	111,601	0.1
50,000	#	Everett Spinco, Inc., 4.250%, 04/15/24	50,913	0.0
70,000	#	Everett Spinco, Inc., 4.750%, 04/15/27	71,513	0.0
75,000	#	First Data Corp., 5.750%, 01/15/24	77,644	0.0
27,000		Hewlett Packard Enterprise Co., 2.850%, 10/05/18	27,330	0.0
30,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	31,451	0.0
30,000		Intel Corp., 2.450%, 07/29/20	30,493	0.0
48,000		KLA-Tencor Corp., 4.125%, 11/01/21	50,300	0.0
25,000		Microsoft Corp., 1.550%, 08/08/21	24,389	0.0
20,000		Microsoft Corp., 1.850%, 02/06/20	20,051	0.0
40,000		Microsoft Corp., 2.875%, 02/06/24	40,283	0.0
70,000		Microsoft Corp., 3.300%, 02/06/27	71,216	0.0
70,000		Microsoft Corp., 3.700%, 08/08/46	65,742	0.0
30,000		Microsoft Corp., 4.200%, 11/03/35	31,505	0.0
100,000		Microsoft Corp., 4.250%, 02/06/47	102,733	0.1
97,000		Microsoft Corp., 4.450%, 11/03/45	102,693	0.0
50,000		Oracle Corp., 3.850%, 07/15/36	49,055	0.0
83,000		Oracle Corp., 4.125%, 05/15/45	80,922	0.0
75,000		Oracle Corp., 4.300%, 07/08/34	78,016	0.0
59,000		Oracle Corp., 5.750%, 04/15/18	61,600	0.0
70,000	#	Seagate HDD Cayman, 4.875%, 03/01/24	68,863	0.0
			2,277,448	0.5

		Utilities: 0.5%
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	47,460	0.0
50,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/26	48,696	0.0
10,000		Dominion Resources, Inc./VA, 1.600%, 08/15/19	9,880	0.0
35,000		Duke Energy Carolinas LLC, 2.950%, 12/01/26	34,470	0.0
50,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	48,998	0.0
70,000		Duke Energy Corp., 1.800%, 09/01/21	67,679	0.0
20,000		Edison International, 2.125%, 04/15/20	20,035	0.0
27,000	#	Electricite de France SA, 2.350%, 10/13/20	26,996	0.0
200,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	206,500	0.1
70,000		Entergy Corp., 2.950%, 09/01/26	66,555	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
53,000		Entergy Texas, Inc., 7.125%, 02/01/19	$57,622	0.0
70,000		Exelon Corp., 3.400%, 04/15/26	68,972	0.0
70,000		Exelon Corp., 3.497%, 06/01/22	70,720	0.1
20,000		Exelon Generation Co. LLC, 2.950%, 01/15/20	20,286	0.0
118,000		FirstEnergy Corp., 4.250%, 03/15/23	122,074	0.1
30,000		Georgia Power Co., 2.000%, 03/30/20	29,813	0.0
20,000		Great Plains Energy, Inc., 2.500%, 03/09/20	20,126	0.0
70,000		Great Plains Energy, Inc., 3.900%, 04/01/27	70,718	0.0
49,000		Indiana Michigan Power Co., 7.000%, 03/15/19	53,645	0.0
97,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	101,081	0.1
244,000		Metropolitan Edison Co., 7.700%, 01/15/19	266,229	0.1
50,000		Mississippi Power Co., 4.250%, 03/15/42	42,962	0.0
26,000		Nevada Power Co., 7.125%, 03/15/19	28,667	0.0
46,000	#	New York State Electric & Gas Corp., 3.250%, 12/01/26	45,811	0.0
20,000		NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/18	19,946	0.0
27,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	27,398	0.0
58,000		NiSource Finance Corp., 5.950%, 06/15/41	69,653	0.0
40,000		Oklahoma Gas & Electric Co., 8.250%, 01/15/19	44,211	0.0
30,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/19	29,697	0.0
40,000		Sempra Energy, 1.625%, 10/07/19	39,621	0.0
67,000		TransAlta Corp., 4.500%, 11/15/22	67,419	0.0
50,000		Virginia Electric & Power Co., 2.950%, 11/15/26	48,899	0.0
70,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	69,903	0.0
			1,992,742	0.5

	Total Corporate Bonds/Notes (Cost $31,252,295)		31,514,394	7.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
90,601		Alternative Loan Trust 2004-J7 MI, 2.002%, 10/25/34	76,244	0.0
122,711		Alternative Loan Trust 2005-10CB 1A1, 1.482%, 05/25/35	97,676	0.0
96,326		Alternative Loan Trust 2005-51 3A2A, 1.928%, 11/20/35	84,651	0.0
104,920		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	93,966	0.0
196,518		Alternative Loan Trust 2005-J2 1A12, 1.382%, 04/25/35	158,110	0.1
28,201		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	22,045	0.0
180,204		Alternative Loan Trust 2006-19CB A12, 1.382%, 08/25/36	120,265	0.0
161,477		Alternative Loan Trust 2006-HY11 A1, 1.102%, 06/25/36	135,857	0.0
47,893		Alternative Loan Trust 2007-23CB A3, 1.482%, 09/25/37	30,385	0.0
234,266		Alternative Loan Trust 2007-2CB 2A1, 1.582%, 03/25/37	153,433	0.1
33,944	#	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	34,155	0.0
23,770		Banc of America Mortgage 2005-J Trust 2A4, 3.426%, 11/25/35	22,118	0.0
87,245		Bear Stearns ALT-A Trust 2005-7 21A1, 3.301%, 09/25/35	81,578	0.0
36,529	#	Bellemeade Re Ltd. 2015-1A M2, 5.282%, 07/25/25	36,752	0.0
197,741		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.497%, 03/25/36	175,567	0.1
108,285		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.365%, 09/25/37	93,270	0.0
70,945		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.258%, 08/19/45	58,666	0.0
344,381		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	383,000	0.1
40,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.882%, 07/25/24	41,171	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 3.982%, 07/25/24	103,247	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
159,112		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.982%, 05/25/25	$167,635	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.982%, 07/25/25	109,544	0.0
59,697		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.282%, 02/25/25	63,413	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.627%, 09/25/29	100,645	0.0
172,117		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	190,676	0.1
515,921		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	554,202	0.1
510,087		Fannie Mae REMIC Trust 2009-50 HZ, 5.578%, 02/25/49	553,669	0.1
247,844		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/41	261,630	0.1
386,320		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/40	428,702	0.1
27,471		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/36	23,044	0.0
89,014		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 1.282%, 12/25/36	50,458	0.0
89,013	^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.718%, 12/25/36	22,658	0.0
182,682		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	209,037	0.1
198,916		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	226,636	0.1
135,303		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	151,670	0.1
38,967		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	43,528	0.0
100,389		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	109,959	0.0
316,113		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	352,154	0.1
127,902		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	142,942	0.1
109,105	^	Freddie Mac REMIC Trust 3524 LA, 5.322%, 03/15/33	119,106	0.0
122,762		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	136,642	0.1
148,575		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	161,994	0.1
26,236		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	28,212	0.0
359,415		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	363,407	0.1
451,091		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	498,265	0.1
451,091		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	490,161	0.1
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.582%, 04/25/24	193,113	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.982%, 08/25/24	106,928	0.0
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.532%, 10/25/24	269,734	0.1
50,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.732%, 10/25/24	55,224	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.682%, 04/25/28	110,357	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 4.232%, 05/25/25	105,948	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.782%, 05/25/28	110,415	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.532%, 07/25/28	113,482	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 4.782%, 03/25/29	103,395	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.532%, 08/25/29	100,178	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	110,185		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	$119,711	0.0
	320,873		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/40	340,273	0.1
	49,577		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	55,578	0.0
	106,864		HomeBanc Mortgage Trust 2004-1 2A, 1.842%, 08/25/29	99,659	0.0
	62,091		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.192%, 04/25/46	51,688	0.0
	49,877		Lehman XS Trust Series 2005-5N 1A2, 1.342%, 11/25/35	38,632	0.0
	73,596		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	61,931	0.0
	34,743		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	31,391	0.0
	58,342		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.318%, 10/25/36	49,914	0.0
	149,837		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.492%, 08/25/45	141,964	0.1
	44,886		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 2A3, 2.872%, 08/25/36	40,671	0.0
	70,891		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.858%, 08/25/46	64,667	0.0
	17,081		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.770%, 12/25/36	16,205	0.0
	75,840		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.456%, 04/25/37	66,634	0.0
	142,110		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.678%, 07/25/37	117,275	0.0
	353,017		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 4A, 1.628%, 06/25/46	275,173	0.1
	47,232		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.412%, 06/25/37	34,937	0.0
	63,605		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.338%, 04/25/36	58,534	0.0
	83,781		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 3.150%, 12/28/37	77,791	0.0

		Total Collateralized Mortgage Obligations (Cost $10,452,165)		10,573,547	2.5

FOREIGN GOVERNMENT BONDS: 0.8%
	175,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	188,125	0.1
CLP	60,000,000		Bonos Tesoreria Pesos, 4.500%, 02/28/21	94,550	0.0
	50,000		Brazil Government International Bond, 8.750%, 02/04/25	63,500	0.0
BRL	506,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	166,190	0.1
BRL	230,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/19	75,926	0.0
BRL	609,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	200,679	0.1
	200,000		Colombia Government International Bond, 2.625%, 03/15/23	192,750	0.1
	31,000	L	Colombia Government International Bond, 8.125%, 05/21/24	39,595	0.0
COP	588,600,000		Colombian TES, 11.000%, 07/24/20	235,512	0.1
	100,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	102,125	0.0
	9,000		European Investment Bank, 1.750%, 05/15/20	8,993	0.0
	19,000		Guatemala Government Bond, 8.125%, 10/06/34	24,491	0.0
HUF	64,050,000		Hungary Government Bond, 7.500%, 11/12/20	271,120	0.1
	62,000		Hungary Government International Bond, 5.375%, 02/21/23	68,384	0.0
IDR	644,000,000		Indonesia Treasury Bond, 8.375%, 09/15/26	52,605	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	100,000		Indonesia Government International Bond, 8.500%, 10/12/35	$145,377	0.0
IDR	689,000,000		Indonesia Treasury Bond, 11.000%, 09/15/25	64,463	0.0
	55,000		Lebanon Government International Bond, 6.000%, 01/27/23	55,937	0.0
	50,000	L	Peruvian Government International Bond, 4.125%, 08/25/27	54,000	0.0
	50,000		Philippine Government International Bond, 9.500%, 02/02/30	79,191	0.0
	30,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	29,807	0.0
	50,000		Republic of Poland Government International Bond, 4.000%, 01/22/24	52,578	0.0
ARS	500,000		Republic of Argentina, 18.200%, 10/03/21	34,914	0.0
ARS	400,000		Republic of Argentina, 21.200%, 09/19/18	27,182	0.0
RON	200,000		Romania Government Bond, 5.850%, 04/26/23	53,759	0.0
	50,000		Romanian Government International Bond, 4.375%, 08/22/23	52,850	0.0
	10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,570	0.0
RUB	6,190,000		Russian Federal Bond - OFZ, 6.400%, 05/27/20	105,591	0.0
RUB	6,280,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	107,990	0.0
RUB	10,900,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	191,539	0.1
RUB	5,040,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	85,881	0.0
	200,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	208,938	0.1
	80,000		Turkey Government International Bond, 7.375%, 02/05/25	90,910	0.0
	50,000		Uruguay Government International Bond, 4.375%, 10/27/27	52,450	0.0
	23,539		Uruguay Government International Bond, 7.625%, 03/21/36	30,678	0.0

		Total Foreign Government Bonds (Cost $3,193,980)		3,319,150	0.8
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.3%
	190,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF C, 2.912%, 01/15/28	188,640	0.1
	150,000	#	BAMLL Re-REMIC Trust 2015-FRR11 AK25, 2.787%, 09/27/45	131,845	0.1
	30,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.961%, 02/10/51	29,916	0.0
	2,180,000	#,^	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	95,689	0.0
	196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.015%, 06/11/41	208,938	0.1
	70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	71,958	0.0
	210,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.674%, 11/11/41	215,691	0.1
	140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 F, 5.805%, 02/13/42	141,272	0.1
	11,189		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.118%, 10/12/42	11,175	0.0
	68,823	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 B, 5.716%, 04/12/38	69,928	0.0
	260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.716%, 04/12/38	243,839	0.1
	108,969	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	110,718	0.0
	5,500,080	^	CFCRE Commercial Mortgage Trust 2016-C7, 0.799%, 12/10/54	325,140	0.1
	70,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/49	68,169	0.0
	996,380	^	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.015%, 07/10/49	133,424	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
110,000	#	COMM 2004-LB2A H, 6.269%, 03/10/39	$115,612	0.0
2,000,789	^	COMM 2014-UBS3 XA, 1.323%, 06/10/47	121,533	0.0
41,086	#	Commercial Mortgage Trust 2004-GG1 F, 6.311%, 06/10/36	40,913	0.0
965,725	^	COMM 2012-CR4 XA, 1.895%, 10/15/45	65,864	0.0
2,380,000	#,^	COMM 2012-CR4 XB, 0.592%, 10/15/45	75,900	0.0
600,493	^	COMM 2013-LC6 XA, 1.673%, 01/10/46	31,787	0.0
20,000		COMM 2016-COR1 C Mortgage Trust, 4.396%, 10/10/49	19,792	0.0
1,615,352	^	Commercial Mortgage Pass Through Certificates 2016-CR28 XA, 0.325%, 02/10/49	66,717	0.0
65,119	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1A K, 5.415%, 02/25/21	65,074	0.0
4,085	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	4,075	0.0
50,000	#	Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 F, 6.284%, 05/15/36	52,840	0.0
30,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	29,961	0.0
110,000	#	DBJPM 16-C3 Mortgage Trust, 3.495%, 09/10/49	85,890	0.0
100,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	105,263	0.0
110,000	#	DBUBS Mortgage Trust 2011-LC1A E, 5.686%, 11/10/46	115,953	0.0
21,575,943	#,^	FREMF Mortgage Trust 2012-K709 X2A, 0.200%, 04/25/45	66,901	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2 D, 5.184%, 12/10/43	100,298	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	87,432	0.0
1,650,262	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.319%, 05/10/45	122,212	0.0
1,946,814	^	GS Mortgage Securities Trust 2016-GS4, 0.603%, 11/10/49	78,303	0.0
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.763%, 05/15/41	40,310	0.0
40,630		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	40,596	0.0
1,050,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.352%, 12/15/47	18,508	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CBX D, 5.097%, 01/12/37	30,505	0.0
110,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	110,963	0.0
880,304	^	JPMBB Commercial Mortgage Securities Trust 2013-C12, 0.697%, 07/15/45	21,320	0.0
953,895	^	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.186%, 04/15/47	33,205	0.0
1,242,209	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	1,243	0.0
90,370	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.657%, 02/15/40	90,261	0.0
11,722		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	12,095	0.0
170,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	169,975	0.1
130,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.864%, 06/15/38	130,014	0.0
581,973	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.491%, 11/15/38	1,759	0.0
100,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.039%, 09/12/42	104,404	0.0
1,142,218	^	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, 1.144%, 12/15/47	62,038	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
130,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/47	$89,592	0.0
200,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 D, 4.162%, 03/15/48	163,974	0.1
130,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.433%, 09/15/47	141,117	0.1
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.433%, 09/15/47	106,714	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.433%, 09/15/47	105,943	0.0
100,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	96,697	0.0
3,782,165	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.007%, 10/15/45	259,985	0.1
983,682	^	Wells Fargo Commercial Mortgage Trust 2016-C35 XA, 2.007%, 07/15/48	132,148	0.1
1,337,682	^	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.566%, 01/15/59	122,199	0.0
408,440	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.983%, 08/15/45	29,350	0.0
1,091,182	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.376%, 03/15/48	58,814	0.0

	Total Commercial Mortgage-Backed Securities (Cost $5,672,127)		5,672,391	1.3

U.S. TREASURY OBLIGATIONS: 6.0%
		Treasury Inflation Indexed Protected Securities: 0.5%
2,127,215		0.375%, due 01/15/27	2,119,714	0.5

		U.S. Treasury Bonds: 0.7%
2,864,000		2.875%, due 11/15/46	2,778,473	0.7

		U.S. Treasury Notes: 4.8%
1,677,000		0.625%, due 06/30/18	1,666,519	0.4
23,000		1.125%, due 02/28/19	22,942	0.0
6,200,000		1.250%, due 03/31/19	6,198,667	1.5
3,990,000	L	1.625%, due 03/15/20	4,004,260	0.9
892,000		1.875%, due 02/28/22	890,101	0.2
2,186,000		1.875%, due 03/31/22	2,180,235	0.5
970,000		2.125%, due 02/29/24	964,677	0.2
1,301,000		2.125%, due 03/31/24	1,293,072	0.3
3,321,000		2.250%, due 02/15/27	3,278,644	0.8
			20,499,117	4.8

	Total U.S. Treasury Obligations (Cost $25,358,197)		25,397,304	6.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.8%
		Federal Home Loan Mortgage Corporation: 0.6%##
23,352		2.500%, due 05/01/30	23,422	0.0
24,411		2.500%, due 05/01/30	24,470	0.0
33,915		2.500%, due 06/01/30	33,996	0.0
47,211		3.000%, due 03/01/45	47,012	0.0
51,141		3.000%, due 03/01/45	50,834	0.0
60,115		3.000%, due 04/01/45	59,754	0.0
237,000	W	3.500%, due 08/15/41	241,897	0.1
100,268		3.500%, due 03/01/45	102,989	0.1
345,910		4.000%, due 12/01/41	364,531	0.1
83,131		4.000%, due 12/01/42	88,091	0.0
21,021		4.000%, due 09/01/45	22,076	0.0
32,047		4.000%, due 09/01/45	33,655	0.0
17,467		4.000%, due 09/01/45	18,344	0.0
21,602		4.000%, due 09/01/45	22,686	0.0
23,091		4.000%, due 11/01/45	24,250	0.0
70,000	W	4.000%, due 05/01/47	73,270	0.0
375,727		4.500%, due 08/01/41	404,302	0.1
652,048		4.500%, due 09/01/41	701,149	0.2
7,517		5.500%, due 07/01/37	8,469	0.0
5,959		6.500%, due 12/01/31	6,665	0.0
			2,351,862	0.6

		Federal National Mortgage Association: 0.9%##
40,189		2.500%, due 05/01/30	40,420	0.0
56,736		2.500%, due 06/01/30	57,064	0.0
87,075		2.500%, due 06/01/30	87,578	0.0
32,485		2.500%, due 07/01/30	32,673	0.0
258,041		3.000%, due 08/01/30	264,940	0.1
154,313		3.000%, due 09/01/30	158,539	0.0
261,939		3.000%, due 07/01/43	261,158	0.1
105,460		3.000%, due 09/01/43	105,160	0.0
438,813		3.000%, due 04/01/45	436,723	0.1
144,566		3.500%, due 10/01/42	148,629	0.0
34,954		4.000%, due 07/01/42	36,816	0.0
260,978		4.000%, due 07/01/42	274,826	0.1
330,792		4.000%, due 01/01/45	351,797	0.1
84,904		4.000%, due 06/01/45	89,461	0.0
63,900		4.500%, due 11/01/40	68,825	0.0
186,340		4.500%, due 10/01/41	200,692	0.1
53,038		5.000%, due 06/01/33	58,203	0.0
73,661		5.000%, due 07/01/35	80,718	0.0
12,609		5.000%, due 02/01/36	13,803	0.0
4,857		5.000%, due 07/01/36	5,325	0.0
154,471		5.000%, due 07/01/37	169,529	0.1
119,989		5.000%, due 07/01/37	131,527	0.0
184,915		5.000%, due 11/01/40	202,837	0.1
53,021		5.000%, due 05/01/41	58,019	0.0
126,727		5.000%, due 06/01/41	138,707	0.0
78,749		5.000%, due 06/01/41	86,237	0.0
182,382		5.500%, due 12/01/36	204,274	0.1
4,814		7.000%, due 06/01/29	5,203	0.0
710		7.000%, due 10/01/29	826	0.0
1,692		7.000%, due 01/01/32	1,829	0.0
621		7.000%, due 04/01/32	653	0.0
2,215		7.000%, due 05/01/32	2,456	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,009		7.500%, due 11/01/29	$1,047	0.0
2,209		7.500%, due 10/01/30	2,214	0.0
			3,778,708	0.9

		Government National Mortgage Association: 0.3%
363,000	W	3.000%, due 04/01/44	366,205	0.1
350,000	W	3.500%, due 12/20/41	362,305	0.1
86,035		4.000%, due 11/20/40	92,131	0.0
174,339		4.000%, due 03/20/46	184,821	0.1
147,299		4.500%, due 08/20/41	159,095	0.0
119,607		5.140%, due 10/20/60	125,413	0.0
146,100		5.274%, due 10/20/60	152,720	0.0
			1,442,690	0.3

	Total U.S. Government Agency Obligations (Cost $7,524,213)		7,573,260	1.8

ASSET-BACKED SECURITIES: 2.3%
		Automobile Asset-Backed Securities: 0.1%
40,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	40,232	0.0
30,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	30,150	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	50,278	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	50,500	0.0
40,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	40,158	0.0
120,000	#	Oscar US Funding Trust 2014-1 A4, 2.550%, 12/15/21	119,287	0.1
100,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	100,138	0.0
110,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	112,201	0.0
110,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	110,880	0.0
30,000	#	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	29,899	0.0
			683,723	0.1

		Home Equity Asset-Backed Securities: 0.1%
265,067		GSAA Home Equity Trust 2006-4 4A3, 3.428%, 03/25/36	211,511	0.1
200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	202,052	0.0
			413,563	0.1

		Other Asset-Backed Securities: 2.0%
95,041	#	Ajax Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	94,837	0.0
200,000	#	ALM VII Ltd. 2012-7A A1R, 2.503%, 10/15/28	201,486	0.0
120,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.023%, 10/15/27	120,905	0.0
250,000	#	ALM VIII Ltd. 2013-8A A1R, 2.513%, 10/15/28	250,983	0.1
197,124	#,^	American Homes 4 Rent 2015-SFR2 XS, 10/17/45	–	–
170,000	#	Apidos CLO XI 2012-11A AR, 2.463%, 01/17/28	170,567	0.0
100,000	#	Apidos CLO XI 2012-11A BR, 2.973%, 01/17/28	100,378	0.0
100,000	#	Apidos CLO XIV 2013-14A D, 4.523%, 04/15/25	99,594	0.0
100,000	#	Apidos CLO XVII 2014-17A A2R, 2.873%, 04/17/26	100,006	0.0
130,000	#	Apidos CLO XVII 2014-17A BR, 3.523%, 04/17/26	129,999	0.0
90,000	#	Apidos Clo XXV 2016-25A A1, 2.203%, 10/20/28	90,245	0.0
3,283	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	3,294	0.0
250,000	#	Avery Point IV CLO Ltd., 3.510%, 04/25/26	250,000	0.1
250,000	#	Babson CLO Ltd. 2014-3A AR, 2.299%, 01/15/26	250,499	0.1
250,000	#	Babson CLO Ltd. 2014-3A C1R, 3.699%, 01/15/26	250,175	0.1
250,000	#	Babson CLO Ltd. 2014-IA BR, 3.230%, 07/20/25	250,005	0.1
100,000	#	BlueMountain CLO 2014-4A CR, 3.604%, 11/30/26	100,076	0.0
250,000	#	BlueMountain CLO 2015-1A BR, 3.522%, 04/13/27	252,337	0.1
250,000	#	BlueMountain CLO Ltd. 2012-2A AR, 2.472%, 11/20/28	250,802	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
80,000	#	Burnham Park Clo Ltd. 2016-1A A, 2.318%, 10/20/29	$80,654	0.0
70,000	#	Carlyle Global Market Strategies CLO Ltd. 2012-4A AR, 2.480%, 01/20/29	70,310	0.0
250,000	#	Carlyle US CLO 2017-1A A1A Ltd., 2.460%, 04/20/31	251,030	0.1
220,000	#	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.344%, 10/20/28	220,233	0.0
100,000	#	Cent CLO 2014-22A A2AR, 2.984%, 11/07/26	100,017	0.0
16,450		Chase Funding Trust Series 2003-5 2A2, 1.582%, 07/25/33	15,950	0.0
250,000	#	CIFC Funding Ltd. 2014-4A C1R, 2.377%, 10/17/26	249,997	0.1
250,000	#	CIFC Funding Ltd. 2016-1A A, 2.445%, 10/21/28	250,968	0.1
250,000	#	Dryden Senior Loan Fund 2014-31A CR, 3.256%, 04/18/26	248,880	0.1
250,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	250,000	0.1
250,000	#	Dryden Senior Loan Fund 2017-47A C, 3.595%, 04/15/28	249,875	0.1
73,717	#	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	75,560	0.0
81,158	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	82,579	0.0
250,000	#	LCM XXIII Ltd. 23A A1, 2.506%, 10/20/29	251,998	0.1
250,000	#	Magnetite CLO Ltd. 2016-18A A, 2.253%, 11/15/28	250,559	0.1
8,142	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	8,175	0.0
25,139	#	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	25,247	0.0
100,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.589%, 02/15/26	100,021	0.0
250,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.355%, 03/17/30	250,287	0.1
130,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.449%, 08/15/29	130,859	0.0
140,000	#	OHA Loan Funding Ltd. 2015-1A BR, 2.839%, 08/15/29	140,156	0.0
300,000	#	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	300,253	0.1
130,000	#	Shackleton CLO Ltd. 2016-9A A, 2.364%, 10/20/28	130,382	0.0
75,783	#	SoFi Consumer Loan Program 2016-1A A, 3.260%, 08/25/25	75,737	0.0
93,868	#	Sofi Consumer Loan Program 2017-1 A LLC, 3.280%, 01/26/26	94,446	0.0
200,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	201,972	0.0
170,000	#	Symphony CLO Ltd. 2012-9A AR, 2.472%, 10/16/28	171,924	0.0
100,000	#	Symphony CLO Ltd. 2016-18A B, 2.746%, 01/23/28	100,104	0.0
99,500	#	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	100,946	0.0
250,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.857%, 10/20/26	249,976	0.1
250,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	250,247	0.1
250,000	#	THL Credit Wind River CLO Ltd. 2017-1A C, 3.334%, 04/18/29	249,995	0.1
210,000	#	Wind River CLO Ltd. 2016-2A A, 2.386%, 11/01/28	210,651	0.0
			8,406,176	2.0

		Student Loan Asset-Backed Securities: 0.1%
37,263	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	37,546	0.0
76,331	#	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	76,984	0.0
106,726	#	Earnest Student Loan Program 2016-A B LLC, 2.500%, 01/25/39	103,253	0.1
100,000	#	SMB Private Education Loan Trust 2017-A, 3.500%, 06/17/41	96,909	0.0
59,544	#	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	59,471	0.0
100,000	#	Sofi Professional Loan Program 2016-E LLC, 4.430%, 10/25/41	100,769	0.0
			474,932	0.1

	Total Asset-Backed Securities (Cost $9,933,123)		9,978,394	2.3

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		OTC Interest Rate Swaptions: 0.0%
2,660,000	@	Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.688%, Exp. 05/16/17 Counterparty: Morgan Stanley Capital Services LLC	$3,421	0.0
920,000	@	Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.700%, Exp. 05/22/17 Counterparty: Goldman Sachs International	1,406	0.0
			4,827	0.0

	Total Purchased Options (Cost $6,129)		4,827	0.0

	Total Long-Term Investments (Cost $377,604,286)		404,657,132	95.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
		Corporate Bonds/Notes: 0.2%
50,000		Actavis Funding SCS, 2.350%, 03/12/18	50,228	0.0
86,000		American Honda Finance Corp., 1.500%, 03/13/18	86,051	0.0
197,000	#	Barclays Bank PLC, 6.050%, 12/04/17	202,215	0.1
86,000		BB&T Corp., 1.450%, 01/12/18	85,997	0.0
15,000		BP Capital Markets PLC, 1.674%, 02/13/18	15,011	0.0
42,000		eBay, Inc., 2.500%, 03/09/18	42,329	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	79,306	0.0
70,000		Hewlett Packard Enterprise Co., 2.450%, 10/05/17	70,214	0.0
107,000		Intel Corp., 1.350%, 12/15/17	107,081	0.1
64,000		JM Smucker Co., 1.750%, 03/15/18	64,083	0.0
34,000		John Deere Capital Corp., 1.300%, 03/12/18	33,966	0.0
86,000		JPMorgan Chase & Co., 1.700%, 03/01/18	86,030	0.0
43,000		McKesson Corp., 1.400%, 03/15/18	42,908	0.0
107,000		Wells Fargo & Co., 1.500%, 01/16/18	106,821	0.0
			1,072,240	0.2

		U.S. Government Agency Obligations: 0.0%
765		Fannie Mae, 6.000%, 10/01/17	766	0.0
641		Fannie Mae, 6.000%, 11/01/17	644	0.0
56		Fannie Mae, 6.000%, 04/01/17	56	0.0
93		Fannie Mae, 6.000%, 04/01/17	92	0.0
865		Fannie Mae, 6.000%, 06/01/17	866	0.0
228		Fannie Mae, 6.000%, 09/01/17	228	0.0
			2,652	0.0

		Securities Lending Collateralcc: 2.1%
2,095,944		Barclays Capital, Inc., Repurchase Agreement dated 03/31/17, 0.79%, due 04/03/17 (Repurchase Amount $2,096,080, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $2,137,864, due 10/15/17-02/15/46)	2,095,944	0.5
440,665		Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $440,694, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $449,478, due 04/01/17-02/20/67)	440,665	0.1
2,095,944		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $2,096,089, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $2,137,863, due 02/15/43-02/15/44)	2,095,944	0.5

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,095,944	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,096,099, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $2,137,863, due 08/15/21-09/09/49)	$2,095,944	0.5
2,095,900	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,096,055, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,137,820, due 01/15/19-02/15/46)	2,095,900	0.5
		8,824,397	2.1

	Collateralized Mortgage Obligations: 0.0%
14,272	Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17
	(Cost $14,257)	14,383	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
13,569,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $13,569,000)	13,569,000	3.2

	Total Short-Term Investments (Cost $23,479,582)	23,482,672	5.5

	Total Investments in Securities (Cost $401,083,868)	$428,139,804	100.5
	Liabilities in Excess of Other Assets	(2,099,057)	(0.5)
	Net Assets	$426,040,747	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
RON	Romanian New Leu
RUB	Russian Ruble

Cost for federal income tax purposes is $403,747,455.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,162,655
Gross Unrealized Depreciation	(7,770,306)

Net Unrealized Appreciation	$24,392,349

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$23,889,442	$5,349,559	$–	$29,239,001
Consumer Staples	15,810,959	3,765,402	–	19,576,361
Energy	11,560,577	1,924,743	–	13,485,320
Financials	28,450,639	7,939,736	–	36,390,375
Health Care	22,639,540	3,975,260	–	26,614,800
Industrials	20,758,948	4,873,439	–	25,632,387
Information Technology	38,881,521	2,124,223	–	41,005,744
Materials	8,221,699	2,883,839	–	11,105,538
Real Estate	8,654,043	1,537,913	–	10,191,956
Telecommunication Services	3,169,265	1,628,462	–	4,797,727
Utilities	7,228,190	1,183,661	–	8,411,851
Total Common Stock	189,264,823	37,186,237	–	226,451,060
Exchange-Traded Funds	47,546,469	–	–	47,546,469
Mutual Funds	36,363,833	–	–	36,363,833
Preferred Stock	–	262,503	–	262,503
Purchased Options	–	4,827	–	4,827
Corporate Bonds/Notes	–	31,514,394	–	31,514,394
Collateralized Mortgage Obligations	–	10,573,547	–	10,573,547
Short-Term Investments	13,569,000	9,913,672	–	23,482,672
Foreign Government Bonds	–	3,319,150	–	3,319,150
U.S. Treasury Obligations	–	25,397,304	–	25,397,304
Commercial Mortgage-Backed Securities	–	5,672,391	–	5,672,391
U.S. Government Agency Obligations	–	7,573,260	–	7,573,260
Asset-Backed Securities	–	9,395,940	582,454	9,978,394
Total Investments, at fair value	$286,744,125	$140,813,225	$582,454	$428,139,804
Other Financial Instruments+
Centrally Cleared Swaps	–	444,981	–	444,981
Forward Foreign Currency Contracts	–	5,673	–	5,673
Futures	205,413	–	–	205,413
Total Assets	$286,949,538	$141,263,879	$582,454	$428,795,871
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(171,496)	$–	$(171,496)
Forward Foreign Currency Contracts	–	(44,611)	–	(44,611)
Futures	(162,556)	–	–	(162,556)
Written Options	–	(7,143)	–	(7,143)
Total Liabilities	$(162,556)	$(223,250)	$–	$(385,806)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class P	$12,708,187	$302,374	$(93,742)	$(52,783)	$12,864,036	$154,250	$1,271	$-
Voya High Yield Bond Fund - Class P	16,960,007	270,063	(204,786)	146,802	17,172,086	250,476	34	-
	$29,668,194	$572,437	$(298,528)	$94,019	$30,036,122	$404,726	$1,305	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2017, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon	Indonesian Rupiah	1,523,119,615	Buy	06/16/17	$113,666	$113,718	$52
Citibank N.A.	Russian Ruble	126,873	Buy	04/07/17	2,255	2,253	(2)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	Hungarian Forint	43,850,969	Buy	04/07/17	$152,363	$151,596	$(767)
JPMorgan Chase Bank N.A.	Russian Ruble	990,877	Buy	04/07/17	17,046	17,595	549
							$(168)

Barclays Bank PLC	Brazilian Real	1,393,791	Sell	05/19/17	$434,826	$440,567	$(5,741)
BNP Paribas	Indonesian Rupiah	2,989,985,668	Sell	06/16/17	220,371	223,236	(2,865)
Citibank N.A.	Russian Ruble	413,156	Sell	04/07/17	6,763	7,336	(573)
Citibank N.A.	Brazilian Real	66,592	Sell	05/19/17	21,070	21,049	21
Citibank N.A.	Chilean Peso	64,804,305	Sell	05/19/17	99,699	97,991	1,708
HSBC Bank USA N.A.	Russian Ruble	28,575,590	Sell	04/07/17	474,618	507,409	(32,791)
HSBC Bank USA N.A.	Romanian New Leu	242,559	Sell	04/07/17	58,005	56,826	1,179
JPMorgan Chase Bank N.A.	Colombian Peso	693,390,882	Sell	05/19/17	237,788	239,660	(1,872)
Morgan Stanley Capital Services LLC	Hungarian Forint	123,361,612	Sell	04/07/17	428,636	426,472	2,164
							$(38,770)

At March 31, 2017, the following futures contracts were outstanding for Voya Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	115	06/16/17	$4,203,098	$45,388
Mini MSCI Emerging Markets Index	87	06/16/17	4,182,090	(52,365)
Russell 2000® Mini Index	122	06/16/17	8,444,840	122,988
U.S. Treasury 10-Year Note	20	06/21/17	2,491,250	425
U.S. Treasury 2-Year Note	84	06/30/17	18,182,062	17,843
U.S. Treasury 5-Year Note	67	06/30/17	7,887,680	12,798
U.S. Treasury Long Bond	1	06/20/17	150,844	97
U.S. Treasury Ultra Long Bond	19	06/21/17	3,051,875	5,874
			$48,593,739	$153,048
Short Contracts
Euro-Bund	(16)	06/08/17	(2,755,254)	(26,203)
S&P 500 E-Mini	(27)	06/16/17	(3,184,920)	(48,237)
U.S. Treasury Ultra 10-Year Note	(47)	06/21/17	(6,292,860)	(35,751)
			$(12,233,034)	$(110,191)

At March 31, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD	612,000	$(12,430)	$(12,430)
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD	729,000	(14,486)	(14,486)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.593%	Chicago Mercantile Exchange	10/13/40	USD	221,000	3,465	3,465
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD	1,071,000	16,274	16,274
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.036%	Chicago Mercantile Exchange	10/13/18	USD	3,984,000	29,042	29,042
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	7,138,000	12,055	12,055
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.453%	Chicago Mercantile Exchange	10/13/20	USD	715,000	10,736	10,736
Receive a fixed rate equal to 1.785% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/22	USD	1,701,000	(29,761)	(29,761)
Receive a fixed rate equal to 2.099% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/25	USD	58,000	(1,080)	(1,080)
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	2,814,000	(73,045)	(73,045)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.646%	Chicago Mercantile Exchange	06/27/26	USD	347,000	21,399	21,399

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.619%	Chicago Mercantile Exchange	06/27/26	USD	347,000	$22,206	$22,206
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.622%	Chicago Mercantile Exchange	06/27/26	USD	347,000	22,118	22,118
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD	347,000	22,147	22,147
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.625%	Chicago Mercantile Exchange	06/27/26	USD	204,000	12,949	12,949
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	06/28/26	USD	2,814,000	103,266	103,266
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.538%	Chicago Mercantile Exchange	09/22/26	USD	77,570	5,698	5,698
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.539%	Chicago Mercantile Exchange	09/22/26	USD	524,000	38,466	38,466
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.546%	Chicago Mercantile Exchange	09/22/26	USD	103,000	7,503	7,503
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/22/26	USD	517,000	37,125	37,125
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/22/26	USD	517,000	37,102	37,102
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.562%	Chicago Mercantile Exchange	09/22/26	USD	587,430	41,974	41,974
Receive a fixed rate equal to 2.312% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/05/26	USD	2,188,000	(16,568)	(16,568)
Receive a fixed rate equal to 2.255% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/06/26	USD	1,730,000	(21,713)	(21,713)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.387%	Chicago Mercantile Exchange	01/15/27	USD	566,000	811	1,455
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.440%	Chicago Mercantile Exchange	01/15/27	USD	481,000	(1,581)	(1,013)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.429%	Chicago Mercantile Exchange	01/15/27	USD	646,000	(1,491)	(734)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.431%	Chicago Mercantile Exchange	01/15/27	USD	518,000	(1,274)	(666)
					$270,907	$273,484

At March 31, 2017, the following over-the-counter written interest rate swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-year Interest Rate Swap	Goldman Sachs International	2.200%	Pay	3-month USD-LIBOR-BBA	05/22/17	USD	920,000	$5,676	$(2,220)
Call on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.188%	Pay	3-month USD-LIBOR-BBA	05/16/17	USD	2,660,000	553	(4,923)
					Total Written Swaptions			$6,229	$(7,143)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$4,827
Foreign exchange contracts	Forward foreign currency contracts	5,673
Equity contracts	Futures contracts	168,376
Interest rate contracts	Futures contracts	37,037
Interest rate contracts	Interest rate swaps	444,981
Total Asset Derivatives		$660,894

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$44,611
Equity contracts	Futures contracts	126,805
Interest rate contracts	Futures contracts	35,751
Interest rate contracts	Interest rate swaps	171,496
Interest rate contracts	Written options	7,143
Total Liability Derivatives		$385,806

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Totals
Assets:
Purchased options	$-	$-	$-	$1,406	$-	$-	$3,421	$-	$4,827
Forward foreign currency contracts	-	-	1,729	-	1,179	549	2,164	52	5,673
Total Assets	$-	$-	$1,729	$1,406	$1,179	$549	$5,585	$52	$10,500

Liabilities:
Forward foreign currency contracts	$5,741	$2,865	$575	$-	$33,558	$1,872	$-	$-	$44,611
Writen options	-	-	-	2,220	-	-	4,923	-	7,143
Total Liabilities	$5,741	$2,865	$575	$2,220	$33,558	$1,872	$4,923	$-	$51,754

Net OTC derivative instruments by counterparty, at fair value	$(5,741)	$(2,865)	$1,154	$(814)	$(32,379)	$(1,323)	$662	$52	$(41,254)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(5,741)	$(2,865)	$1,154	$(814)	$(32,379)	$(1,323)	$662	$52	$(41,254)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)       Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)       There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 26, 2017